Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of income tax expenses
(1)	Income tax expenses for the years ended December 31, 2024, 2023 and 2022 consist of the following:

(In millions of won)
	2024		2023	2022
Current tax expense:
Current year	₩	392,192	273,936	274,902
Current tax of prior years(*)		(22,271)	(11,590)	73,477

		369,921	262,346	348,379

Deferred tax expense:
Changes in net deferred tax assets		4,749	79,896	(60,058)

Income tax expense	₩	374,670	342,242	288,321

(*)	Current tax of prior years are mainly composed of the income tax refund due to a change in the interpretation of the tax authority in relation to the income tax previously recognized by the Group.

Difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes
(2)
The difference between income taxes computed using the statutory corporate income tax rates and the recorded income taxes for the years ended December 31, 2024, 2023 and 2022 is attributable to the following:

(In millions of won)
	2024		2023	2022
Income taxes at statutory income tax rate	₩	450,819	382,517	329,580
Non-taxable income		(9,843)	(3,091)	(14,969)
Non-deductible expenses		15,216	15,725	24,679
Tax credit and tax reduction		(26,204)	(64,829)	(10,300)
Changes in unrecognized deferred taxes		(37,958)	14,354	21,057
Income tax refund and others		(18,340)	(5,878)	(19,419)
Changes in tax rate		980	3,444	(42,307)

Income tax expense	₩	374,670	342,242	288,321

Deferred taxes directly charged to (credited from) equity
(3)	Deferred taxes directly charged to (credited from) equity for the years ended December 31, 2024, 2023 and 2022 are as follows:

(In millions of won)
	2024		2023	2022
Valuation gain (loss) on financial assets measured at fair value	₩	(4,499)	12,977	167,249
Share of other comprehensive gain (loss) of investment in associates and joint ventures		(15,628)	292	(2,972)
Valuation gain on derivatives		1,902	5,631	7,649
Remeasurement of defined benefit liabilities (assets)		7,266	(2,672)	(20,867)
Loss on disposal of treasury shares and others		(46)	(53)	(28,108)

	₩	(11,005)	16,175	122,951

Details of the changes in deferred tax assets (liabilities)
(4)	Details of the changes in deferred tax assets (liabilities) for the years ended December 31, 2024 and 2023 are as follows:

(In millions of won)
	2024
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Reclassified as liabilities held for sale	Changes in consolidation scope	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	₩	75,115	1,475	—	—	—	76,590
Accrued interest income		(6,839)	(1,395)	—	7,266	—	(968)
Financial assets measured at fair value		(2,526)	(32,508)	(4,499)	—	—	(39,533)
Investments in subsidiaries, associates and joint ventures		22,930	62,447	(15,628)	—	—	69,749
Property and equipment and intangible assets		(419,413)	(3,861)	—	(318)	—	(423,592)
Provisions		1,319	12	—	—	—	1,331
Retirement benefit obligation		12,430	18,338	7,266	—	—	38,034
Valuation gain (loss) on derivatives		19,670	(7,094)	1,902	—	—	14,478
Gain (loss) on foreign currency translation		20,667	(297)	—	—	—	20,370
Incremental costs to acquire a contract		(718,211)	(4,741)	—	—	—	(722,952)
Contract assets and liabilities		17,565	2,394	—	—	—	19,959
Right-of-use assets		(389,863)	19,092	—	—	—	(370,771)
Lease liabilities		388,091	6,115	—	—	—	394,206
Others		4,266	(47,646)	(46)	(7,486)	278	(50,634)

		(974,799)	12,331	(11,005)	(538)	278	(973,733)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		7,150	2,812	—	689	(10,651)	—
Tax credit		147,022	(19,892)	—	—	(4,597)	122,533

		154,172	(17,080)	—	689	(15,248)	122,533

	₩	(820,627)	(4,749)	(11,005)	151	(14,970)	(851,200)

(4)	Details of the changes in deferred tax assets (liabilities) for the years ended December 31, 2024 and 2023 are as follows, Continued:

(In millions of won)
	2023
	Beginning		Deferred tax expense (income)	Directly charged to (credited from) equity	Ending
Deferred tax assets (liabilities) related to temporary differences:
Loss allowance	₩	75,042	73	—	75,115
Accrued interest income		(7,903)	1,064	—	(6,839)
Financial assets measured at fair value		(10,171)	(5,332)	12,977	(2,526)
Investments in subsidiaries, associates and joint ventures		16,846	5,792	292	22,930
Property and equipment and intangible assets		(352,605)	(66,808)	—	(419,413)
Provisions		1,629	(310)	—	1,319
Retirement benefit obligation		30,619	(15,517)	(2,672)	12,430
Valuation gain on derivatives		12,768	1,271	5,631	19,670
Gain (loss) on foreign currency translation		20,633	34	—	20,667
Incremental costs to acquire a contract		(722,900)	4,689	—	(718,211)
Contract assets and liabilities		4,279	13,286	—	17,565
Right-of-use assets		(431,397)	41,534	—	(389,863)
Lease liabilities		428,648	(40,557)	—	388,091
Others		85,716	(81,397)	(53)	4,266

		(848,796)	(142,178)	16,175	(974,799)

Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards:
Tax loss carryforwards		2,007	5,143	—	7,150
Tax credit		89,883	57,139	—	147,022

		91,890	62,282	—	154,172

	₩	(756,906)	(79,896)	16,175	(820,627)

Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets
(5)
Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets (liabilities), in the consolidated statements of financial position as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Loss allowance	₩	77,433	77,837
Investments in subsidiaries, associates and joint ventures		(993,399)	(480,667)
Other temporary differences		103,405	64,004
Unused tax loss carryforwards		126,553	174,589

(5)
Details of temporary differences, unused tax loss carryforwards and unused tax credits carryforwards which are not recognized as deferred tax assets (liabilities), in the consolidated statements of financial position as of December 31, 2024 and 2023 are as follows, Continued:

The amount of unused tax loss carryforwards which are not recognized as deferred tax assets as of December 31, 2024 are expiring within the following periods:

(In millions of won)
	Unused tax loss carryforwards
Less than 1 year	₩	—
1 ~ 2 years		—
2 ~ 3 years		—
More than 3 years		126,553

	₩	126,553